SEMIANNUAL REPORT

November 30, 1996

INVESCO
MONEY
MARKET
FUNDS, INC.


Cash Reserves Fund
U.S. Government Money Fund
Tax-Free Money Fund


Smart Choices
For Seeking Liquidity
And Safety


INVESCO FUNDS

Economic Overview                                                  December 1996
    Overheating -- or headed into a recession? That's the question analysts have posed all year about the U.S. economy.
    During the third quarter of 1996, growth moderated to a "normal/dull" level of 2.1%. Representing a slowdown from the second quarter's relatively torrid pace of 4.7%, the current level of economic expansion should be moderate enough to stave off inflation fears. The rate of increase in wages, benefits, and prices for consumer and industrial goods has not accelerated over the past 12 months; the Consumer Price Index will likely end 1996 up an annualized rate of about 3.0% -- in line with the historical average.
    A moderate inflation level represents a positive factor for the economy. At the same time, though, the longevity of the current expansion -- over six years -- remains a cause for concern; the post-World War II average is only four and a half years. Negative growth hasn't been experienced since the first quarter of 1993. If the growth rate accelerates, many economists expect the Federal Reserve Board to launch a preemptive strike against inflation, with the concomitant danger of cutting the expansion short.
    In mid-autumn, concern about the Fed and the national elections caused a modest pullback in equity markets. Since then, with the political status quo generally maintained vis-a-vis the president and Congress, and the economy slowing on its own, the S&P 500 resumed its upward hike.* Fixed-income markets also strengthened.
    1997 is a post-presidential election year, when the stock market typically drops. Moderate action from the Fed over the winter -- an increase of .25% in short-term interest rates, for example -- might be interpreted by investors in a positive light, with a subsequent calming influence on price swings. Conversely, heavy-handed measures could be viewed as likely to trigger a recession, with negative consequences for corporate earnings estimates -- and securities prices.

*The S&P 500 is an unmanaged index of common stocks considered representative of the broad stock market.

Graph:          Gross Domestic Product
                Quarterly Growth Rate (Annualized)

    This bar graph illustrates the annualized quarterly growth rate for the Gross Domestic Product, for the period from the first quarter of 1992 through the first quarter of 1996.


Fund Management
    Since 1993, U.S. Government Money Fund and Cash Reserves Fund have been managed by INVESCO Vice President Richard R. Hinderlie. He began his investment career in 1973, and has extensive experience in fixed-income analysis and portfolio management. Dick received his MBA from Arizona State University and BA in economics from Pacific Lutheran University. He is also co-manager of INVESCO Short-Term Bond Fund.
    Ingeborg S. Cosby has managed Tax-Free Money Fund since 1992. She launched her investment career in 1982 as a portfolio manager assistant with First Affiliated Securities. Inge joined INVESCO's fixed-income management group in 1985.

Statement of Investment Securities
November 30, 1996
UNAUDITED

                                                Effective
                                                 Interest        Principal
Description                                        Rate %          Amount             Value
---------------------------------------------------------------------------------------------
CASH RESERVES Fund
SHORT-TERM INVESTMENTS 100.00%
US Government Agency
    Obligations 9.50%
Federal National Mortgage
    Association, 12/26/1996                          5.42      $  5,000,000      $  4,999,691
Student Loan Marketing Association
    11/24/1997                                       5.32        20,000,000        19,978,145
    1/13/1999~                                       5.36        25,000,000        25,000,000
    2/8/1999~                                        5.36        12,750,000        12,750,000
                                                                                 ------------
TOTAL US GOVERNMENT AGENCY OBLIGATIONS
    (Cost $62,727,836)                                                             62,727,836
                                                                                 ------------
Commercial Paper 90.50%
AEROSPACE & DEFENSE 1.52%
Raytheon Co, 12/3/1996                               5.34        10,000,000         9,998,542
                                                                                 ------------
BANKING 3.00%
Norwest Corp, 2/5/1997                               5.44        20,000,000        19,808,611
                                                                                 ------------
Captive Finance 29.19%
AUTOMOBILE RELATED 9.30%
Ford Motor Credit
    12/10/1996                                       5.35         8,000,000         8,000,000
    12/26/1996                                       5.36        11,500,000        11,500,000
General Motors Acceptance
    12/27/1996                                       5.47        12,000,000        11,955,667
    12/30/1996                                       5.47        20,000,000        19,917,244
PACCAR Financial, 12/3/1996                          5.35        10,000,000         9,998,542
                                                                                 ------------
                                                                                   61,371,453
                                                                                 ------------
FINANCIAL SERVICES 4.92%
American Express Credit
    12/2/1996                                        5.39         9,500,000         9,500,000
    12/20/1996                                       5.39         6,000,000         6,000,000
    12/23/1996                                       5.35         8,500,000         8,500,000
    12/30/1996                                       5.35         8,500,000         8,500,000
                                                                                 ------------
                                                                                   32,500,000
                                                                                 ------------




INSURANCE 4.53%
Prudential Funding
    12/23/1996                                       5.35        10,000,000         9,969,375
    12/24/1996                                       5.35        10,000,000         9,967,917
Transamerica Finance, 12/4/1996                      5.36        10,000,000         9,997,078
                                                                                 ------------
                                                                                   29,934,370
                                                                                 ------------
RETAIL 10.44%
Penney (JC) Funding
    12/9/1996                                        5.35        20,000,000        19,979,583
    12/11/1996                                       5.35         9,000,000         8,988,188
    12/17/1996                                       5.36         8,000,000         7,982,533
Sears Roebuck Acceptance
    12/16/1996                                       5.36        12,000,000        12,000,000
    12/18/1996                                       5.36        12,000,000        12,000,000
    2/18/1997                                        5.45         8,000,000         8,000,000
                                                                                 ------------
                                                                                   68,950,304
                                                                                 ------------
    TOTAL CAPTIVE FINANCE                                                         192,756,127
                                                                                 ------------
CHEMICALS 2.99%
Akzo Nobel NV, 2/20/1997                             5.45        20,000,000        19,764,444
                                                                                 ------------
COMMERCIAL FINANCE 6.29%
Heller Financial
    12/10/1996                                       5.43         7,000,000         6,991,724
    12/12/1996                                       5.41         5,000,000         5,000,000
    12/13/1996                                       5.43        10,000,000         9,983,744
    12/16/1996                                       5.41         5,000,000         5,000,000
    12/20/1996                                       5.45         5,000,000         4,986,625
International Lease Finance,
    12/10/1996                                       5.34         9,605,000         9,593,794
                                                                                 ------------
                                                                                   41,555,887
                                                                                 ------------
CONSUMER FINANCE 4.89%
American General Finance, 2/24/1997                  5.45        15,000,000        14,814,500
Household Finance
    12/5/1996                                        5.36        10,000,000        10,000,000
    12/6/1996                                        5.36         7,500,000         7,500,000
                                                                                 ------------
                                                                                   32,314,500
                                                                                 ------------
DIVERSIFIED COMPANIES 2.27%
General Electric
    12/3/1996                                        5.36        10,000,000        10,000,000
    12/18/1996                                       5.37         5,000,000         5,000,000
                                                                                 ------------
                                                                                   15,000,000
                                                                                 ------------
DIVERSIFIED FINANCE 6.36%
Associates Corp of North America,
    12/2/1996                                        5.82        17,475,000        17,475,000





General Electric Capital
    12/24/1996                                       5.39         5,000,000         5,000,000
    12/27/1996                                       5.35         6,000,000         6,000,000
    1/31/1997                                        5.45        13,500,000        13,500,000
                                                                                 ------------
                                                                                   41,975,000
                                                                                 ------------
ELECTRONICS 3.59%
Motorola Inc
    12/17/1996                                       5.35         9,000,000         8,980,313
    12/18/1996                                       5.35         4,750,000         4,738,917
    12/19/1996                                       5.35        10,000,000         9,975,208
                                                                                 ------------
                                                                                   23,694,438
                                                                                 ------------
INSURANCE 6.36%
American General, 12/4/1996                          5.60        10,000,000         9,996,972
CIGNA Corp
    12/2/1996                                        5.39        11,000,000        11,000,000
    12/10/1996                                       5.38         5,000,000         5,000,000
    12/11/1996                                       5.38        11,000,000        11,000,000
    12/12/1996                                       5.38         5,000,000         5,000,000
                                                                                 ------------
                                                                                   41,996,972
                                                                                 ------------
LEASING COMPANIES 5.21%
Hertz Corp
    12/16/1996                                       5.39        10,000,000        10,000,000
    12/31/1996                                       5.49        24,500,000        24,394,609
                                                                                 ------------
                                                                                   34,394,609
                                                                                 ------------
MORTGAGE FINANCE 3.78%
PHH Corp
    12/5/1996                                        5.35        10,000,000         9,995,625
    12/6/1996                                        5.35        15,000,000        14,991,250
                                                                                 ------------
                                                                                   24,986,875
                                                                                 ------------
MOTION PICTURES & TELEVISION 1.51%
Disney (Walt) Co, 12/13/1996                         5.35        10,000,000         9,983,958
                                                                                 ------------
OFFICE EQUIPMENT & SUPPLIES 4.84%
Xerox Corp
    12/12/1996                                       5.37        10,000,000         9,985,417
    12/19/1996                                       5.48        11,000,000        10,972,262
    12/20/1996                                       5.48        11,000,000        10,970,630
                                                                                 ------------
                                                                                   31,928,309
                                                                                 ------------
SECURITIES BROKERS 8.70%
Merrill Lynch & Co
    12/17/1996                                       5.38         6,000,000         5,986,800
    1/31/1997                                        5.51        12,000,000        11,893,200
    2/28/1997                                        5.46        10,000,000         9,870,444
                                                                                 ------------



Morgan Stanley Group
    1/21/1997                                        5.45        15,000,000        14,889,167
    2/18/1997                                        5.45        15,000,000        14,827,425
                                                                                 ------------
                                                                                   57,467,036
                                                                                 ------------
TOTAL COMMERCIAL PAPER
    (Cost $597,625,308)                                                           597,625,308
                                                                                 ------------
TOTAL INVESTMENT SECURITIES
    AT VALUE 100.00%
    (Cost $660,353,144#)                                                          660,353,144
                                                                                 ============

TAX-FREE MONEY Fund
SHORT-TERM INVESTMENTS  100.00%
ALASKA 2.36%
Alaska Indl Dev & Export Auth
    (Spenard Bldrs Supply Proj),
    VRD Rev,
    Composite Ref Issue, Lot 1,
    12/1/1996                                        3.59           895,000           895,000
Alaska Muni Bd Bank, FR, Gen Oblig,
    1996 Series A, 3/1/1997                          3.18           395,000           397,066
                                                                                 ------------
                                                                                    1,292,066
                                                                                 ------------
ARKANSAS 1.78%
Crossett, Arkansas (Georgia-Pac
    Corp Proj), A/FR, PCR Ref,
    Series 1991, 10/1/1998~                          3.49           500,000           500,000
Little Rock, Arkansas, FR,
    Airport Passenger Facil Charge Rev,
    Series 1996, 5/1/1997                            4.18           475,000           475,000
                                                                                 ------------
                                                                                      975,000
                                                                                 ------------
CALIFORNIA 0.77%
Los Angeles Regl Airports Impt,
    California (American Airlines/
    Los Angeles Intl Airport),
    Facils Sublease FDR, Issue 1984,
    12/1/2024~                                       3.94           300,000           300,000
Watsonville, California, FR,
    Solid Waste Rev, Series 1996,
    5/15/1997                                        3.86           120,000           120,692
                                                                                 ------------
                                                                                      420,692
                                                                                 ------------
CONNECTICUT 0.63%
New Britain, Connecticut,
    BAN, Gen Oblig, 4/1/1997                         3.70           340,000           344,283
                                                                                 ------------




FLORIDA 3.49%
Dade Cnty Hlth Facils Auth, Florida
    (Miami Children's Hosp Proj), AR,
    Hosp Rev, Series 1995, 9/1/2025~                 3.49         1,000,000         1,000,000
St Lucie Cnty, Florida (Savannah
    Hosp Proj), FRD, IDR, Series 1985,
    11/1/2015~                                       3.64           910,000           910,000
                                                                                 ------------
                                                                                    1,910,000
                                                                                 ------------
GEORGIA 8.21%
DeKalb Cnty Hosp Auth, Georgia
    (DeKalb Med Ctr Proj), AR, RAC,
    Series 1993B, 9/1/2009~                          3.54         1,245,000         1,245,000
DeKalb Private Hosp Auth, Georgia
    (Egleston Children's Hosp at Emory
    Univ Proj), VRD, RAC, Series 1994B,
    12/1/2017~                                       3.44           500,000           500,000
Fulton Cnty Bldg Auth, Georgia
    (Judicial Ctr Facils Proj), FR, Rev,
    Series 1987, 1/1/1997                            3.69           500,000           511,802
Macon-Bibb Cnty Hosp Auth, Georgia
    (Med Ctr of Cent Georgia), AR, RAC,
    Series 1994, 4/1/2007~                           3.54         1,745,000         1,745,000
Savannah Econ Dev Auth, Georgia
    (Home Depot Proj), AR, Exmp Facil Rev,
    Series 1995B, 8/1/2025~                          3.54           500,000           500,000
                                                                                 ------------
                                                                                    4,501,802
                                                                                 ------------
IDAHO 2.75%
Idaho, FR, TAN, Gen Oblig,
    Series 1996, 6/30/1997                           3.94           500,000           501,597
    6/30/1997                                        3.89         1,000,000         1,003,401
                                                                                 ------------
                                                                                    1,504,998
                                                                                 ------------
ILLINOIS 3.84%
Chicago Pub Bldg Commn, Illinois
    (Chicago Brd of Ed), FR, Bldg Rev,
    Series 1993A, 12/1/1996                          3.59           400,000           400,000
Illinois Dev Fin Auth (6 West
    Hubbard Street Proj), F/FR, IDR,
    Series 1986, 12/1/2016~                          3.99           905,000           905,000
Illinois Dev Fin Auth (Kindlon
    Partners Proj), VR, Indl Proj Rev,
    Series 1991, 5/1/2006~                           3.79           800,000           800,000
                                                                                 ------------
                                                                                    2,105,000
                                                                                 ------------
INDIANA 9.12%
Daviess Cnty, Indiana (Perdue
    Farms/Shenandoah Valley Farms Facil),
    V/FRD, Econ Dev Rev, 1987 Issue,
    9/1/2007~                                        3.74         1,500,000         1,500,000




Gary, Indiana (US Steel Proj), FRD,
    Environmental Impt Rev Ref,
    Series 1984, 7/15/2002~                          3.60         1,000,000         1,000,000
Indiana Hlth Facil Fing Auth
    (Indiana Rehabilitation Hosp),
    ACES, Hosp Rev, Series 1990,
    11/1/2020~                                       3.54         2,000,000         2,000,000
Newton Cnty, Indiana (Intec
    Group Proj), A/FR, Econ Dev Rev,
    Series 1994, 9/1/2010~                           3.79           500,000           500,000
                                                                                 ------------
                                                                                    5,000,000
                                                                                 ------------
KANSAS 2.55% Fairway, Kansas (Nichols (J C)
    Co Proj), FRD, Indl Rev, Series 1984,
    11/1/2014~                                       3.89           500,000           500,000
Kansas City, Kansas (PQ Corp Proj),
    AR, Indl Rev, Series 1985,
    8/1/2015~                                        4.19           400,000           400,000
Spring Hill, Kansas (Abrasive
    Engr & Mfg Proj), VR, Indl Rev,
    Series 1996, 9/1/2016~                           3.79           500,000           500,000
                                                                                 ------------
                                                                                    1,400,000
                                                                                 ------------
LOUISIANA 4.63%
Alexandria, Louisiana, FR,
    Util Rev, 5/1/1997                               3.86           330,000           336,863
Iberville Parish, Louisiana, FR,
    Sales & Use Tax, Rev Ref,
    Series 1987, 9/1/1997                            4.27           200,000           202,930
Louisiana Pub Facils Auth
    (Sisters of Charity of the
    Incarnate Word, Houston),
    UPDATES, SCH Hlth Care System Rev,
    Series 1985, 1/9/1997                            3.54           500,000           500,000
    Series 1993, 1/30/1997                           3.49         1,000,000         1,000,000
Plaquemines Port Harbor & Terminal
    Dist, Louisiana (Intl Marine
    Terminals Proj), ATS, Port Facils
    Rev Ref, Series 1984 B, 3/15/2006~               3.26           500,000           500,000
                                                                                 ------------
                                                                                    2,539,793
                                                                                 ------------
MASSACHUSETTS 0.61%
Westford, Massachusetts, FR,
    Gen Oblig, 10/1/1997                             3.86           335,000           336,888
                                                                                 ------------
MICHIGAN 1.09%
Michigan Strategic Fund (United
    Fixtures Proj), AR, Ltd Oblig Rev,
    Series 1995, 5/1/2015~                           3.79           595,000           595,000
                                                                                 ------------




MISSISSIPPI 0.91%
Jackson Cnty Wtr System,
    Mississippi (Chevron Corp), VR,
    Wtr System Rev, Gen Oblig Ref,
    Series 1994, 11/1/2024~                          3.67           500,000           500,000
                                                                                 ------------
MISSOURI 2.74%
Columbia, Missouri, VR, Special
    Oblig Ins Reserve, Series 1988A,
    6/1/2008~                                        3.54         1,500,000         1,500,000
                                                                                 ------------
MONTANA 0.57%
Montana Hlth Facil Auth
    (Cmnty Med Ctr), FR, Hlth Care Rev,
    Series 1996, 6/1/1997                            3.91           315,000           315,000
                                                                                 ------------
NEBRASKA 0.91%
Hamilton Cnty, Nebraska (Iams
    Co Proj), VR, IDR Ref, Series 1990,
    7/1/2005~                                        4.26           500,000           500,000
                                                                                 ------------
NEVADA 4.57%
Clark Cnty, Nevada, AR, Airport
    Impt Rev, Sub Lien Series A-1,
    7/1/2025~                                        3.49         1,100,000         1,100,000
Clark Cnty, Nevada, AR, Airport
    System Ref Rev, Series 1993A,
    7/1/2012~                                        3.49         1,000,000         1,000,000
Clark Cnty Santn Dist, Nevada,
    FR, San Swr Rev Ref, Series 1996,
    7/1/1997                                         6.53           400,000           406,861
                                                                                 ------------
                                                                                    2,506,861
                                                                                 ------------
NEW JERSEY 4.20%
New Jersey Econ Dev Auth (Genlyte
    Camden Cnty Proj), AR, IDR Ref,
    Series 1990, 12/19/2009~                         3.99         2,300,000         2,300,000
                                                                                 ------------
NEW MEXICO 1.51%
Moriarty Muni School Dist #8
    (Torrance, Bernalillo and Santa Fe
    Cntys), New Mexico, FR, Gen Oblig
    School Bldg, Series 1996, 7/1/1997               3.87           200,000           202,252
New Mexico Univ Regents, ATS,
    Sub Lien, System Rev Ref,
    Series 1996, 6/1/2006~                           3.49           625,000           625,000
                                                                                 ------------
                                                                                      827,252
                                                                                 ------------
NEW YORK 4.08%
Albany Cnty, New York, FR, Pub Impt,
    Series 1996A, 2/15/1997                          3.74           533,000           534,588




Monroe Cnty Indl Dev Agency,
    New York (Ron Ink Proj), VR, IDR,
    Series 1996, 7/1/2013~                           3.99         1,700,000         1,700,000
                                                                                 ------------
                                                                                    2,234,588
                                                                                 ------------
NORTH CAROLINA 0.73%
North Carolina Med Care Commn
    (Wayne Mem Hosp Proj), ACES,
    Hosp Rev, Series 1991B,
    10/1/2013~                                       4.09           400,000           400,000
                                                                                 ------------
OHIO 1.53%
Kent State Univ, Ohio, FR,
    Gen Rcpts Univ Rev, Series 1996,
    5/1/1997                                         3.69           835,000           838,721
                                                                                 ------------
OKLAHOMA 2.55%
Mustang Impt Auth, Oklahoma,
    FR, Ref Rev, Series 1995,
    12/1/1996                                        3.79           395,000           395,000
Oklahoma Inds Auth (St Anthony
    Physicians Bldg Proj), VR,
    Med Practice Facil Rev,
    Series 1986, 6/1/2016~                           3.64         1,000,000         1,000,000
                                                                                 ------------
                                                                                    1,395,000
                                                                                 ------------
PENNSYLVANIA 2.70%
Allegheny Cnty Hosp Dev Auth,
    Pennsylvania (Magee-Womens Hosp),
    FR, Hosp Rev, Series 1988A,
    10/1/1997                                        3.89           455,000           479,765
Delaware Cnty Indl Dev Auth,
    Pennsylvania (Resource Recovery
    Proj), AR, Rev Ref, Series 1993G,
    12/1/2013~                                       3.75         1,000,000         1,000,000
                                                                                 ------------
                                                                                    1,479,765
                                                                                 ------------
SOUTH CAROLINA 2.19%
Anderson Cnty, South Carolina
    (Belton Inds Proj), AR,
    Indl Rev, Series 1991A, 7/1/2004~                3.80           700,000           700,000
York Cnty, South Carolina (North
    Carolina Elec Membership Proj),
    F/FR, PCR, Series 1984N-4,
    9/15/2014~                                       3.83           500,000           500,000
                                                                                 ------------
                                                                                    1,200,000
                                                                                 ------------
TENNESSEE 1.64%
Greeneville Hlth & Edl Facils Brd,
    Tennessee (Laughlin Mem Hosp Proj),
    VRD, Rev, Series 1992, 10/1/2014~                3.54           900,000           900,000
                                                                                 ------------




TEXAS 17.11%
Amarillo Indpt School Dist, Texas
    (Potter & Randall Cntys), FR,
    Unlimited Tax School Bldg Ref,
    Series 1996, 2/1/1997                            3.60           150,000           150,209
Bedford, Texas (Tarrant Cnty), FR,
    Gen Oblig, Series 1996, 2/1/1997                 3.78           265,000           266,371
Crawford Indl Dev Corp, Texas
    (Franklin Inds Proj), VR, IDR,
    Series 1987, 10/1/2012~                          3.79         2,400,000         2,400,000
Cypress-Fairbanks Indpt School Dist
    (Harris Cnty), Texas, FR,
    Unlimited Tax Ref, Series 1996,
    2/15/1997                                        3.66           315,000           315,000
Denton, Texas, FR, Util System
    Rev, Series 1996, 12/1/1996                      3.81           700,000           700,000
Grapevine Indl Dev, Texas (American
    Airlines Proj), VR, Multiple
    Mode Rev, 1984 Series A-3,
    12/1/2024~                                       3.94           500,000           500,000
Harris Cnty Hlth Facils, Texas
    (Sisters of Charity of the
    Incarnate Word, Houston),
    UPDATES, SCH Hlth Care System Rev,
    Series 1993, 1/9/1997                            3.54         1,000,000         1,000,000
Houston, Texas, FR, Exchangeable
    Prior Lien Wtr & Swr System Rev,
    Series 1986, 12/1/1996                           3.22           380,000           387,600
Houston, Texas, FR, Prior Lien
    Wtr System Rev, Series 1986,
    12/1/1996                                        3.60           300,000           300,000
Lower Neches Valley Auth, Texas
    (Chevron USA Proj), AR, PCR,
    Series 1987, 2/15/2017~                          3.62           500,000           500,000
Mansfield Indpt School Dist,
    Texas (Tarrant & Johnson Cntys), VR,
    Unlimited Tax School Bldg,
    Series 1996, 7/1/1997                            4.01           500,000           500,380
Texas, FR, Gen Oblig Wtr Dev,
    Series 1996C & 1996D, 8/1/1997                   3.85           345,000           345,216
Texas, FR, TRAN, Series 1996,
    8/29/1997                                        3.96           500,000           502,799
    8/29/1997                                        3.95         1,000,000         1,005,689
Texas Assn of School Brds,
    FR, TAN, Ctfs of Participation,
    Series 1996A, 8/29/1997                          3.94           500,000           502,926
                                                                                 ------------
                                                                                    9,376,190
                                                                                 ------------
UTAH 0.91%
Tremonton City, Box Elder Cnty,
    Utah (La-Z-Boy Chair Proj),
    VRD, IDR, Series 1990,
    6/1/2000~                                        3.99           500,000           500,000
                                                                                 ------------





VIRGINIA 0.91%
Alexandria Redev & Hsg Auth,
    Virginia (Goodwin House), AR,
    Residential Care Facil First
    Mtg Rev, Multiple Mode Series
    1996B, 10/1/2006~                                4.24           500,000           500,000
                                                                                 ------------
WASHINGTON 2.19%
Seattle, Washington, AR, Wtr
    System Rev, Series 1995,
    9/1/2025~                                        3.54         1,000,000         1,000,000
Washington, FR, Gen Oblig Ref,
    Series 1988, 12/1/1996                           3.72           200,000           200,000
                                                                                 ------------
                                                                                    1,200,000
                                                                                 ------------
WISCONSIN 2.21%
Wisconsin, FR, Gen Oblig,
    Series 1989C, 5/1/1997                           3.92           400,000           408,978
Wisconsin Hlth & Edl Facils Auth
    (SSM Hlth Care Proj), ACES,
    Hlth Facils Rev, Series 1990A,
    6/1/2006~                                        3.59           800,000           800,000
                                                                                 ------------
                                                                                    1,208,978
                                                                                 ------------
WYOMING 4.01%
Platte Cnty, Wyoming (Tri-State
    Generation & Transmission Assn
    Proj), DATES, PCR, Series 1984A,
    7/1/2014~                                        4.19           600,000           600,000
    Series 1984B, 7/1/2014~                          4.19         1,600,000         1,600,000
                                                                                 ------------
                                                                                    2,200,000
                                                                                 ------------
TOTAL INVESTMENT SECURITIES
    AT VALUE 100.00%
    (Cost $54,807,877#)                                                            54,807,877
                                                                                 ============

U.S. GOVERNMENT MONEY Fund
SHORT-TERM INVESTMENTS 100.00%
US Government Agency Obligations 77.51%
Federal Farm Credit Bank
    12/2/1996                                        5.48         1,000,000         1,000,000
    2/13/1997                                        5.48         2,000,000         1,999,780
    5/1/1997                                         5.40         2,565,000         2,566,503
Federal Home Loan Bank
    12/11/1996                                       5.61           500,000           499,960
    2/7/1997                                         5.44         1,800,000         1,797,920
Federal Home Loan Mortgage
    12/9/1996                                        5.31        10,000,000         9,989,850
    12/16/1996                                       5.59        12,600,000        12,610,084
    12/19/1996                                       5.32         5,000,000         4,987,675





Federal National Mortgage
    Association
    12/10/1996                                       5.50           500,000           500,227
    12/23/1996                                       5.49         3,470,000         3,475,294
    12/26/1996                                       5.42         5,020,000         5,019,690
    1/16/1997                                        5.36        10,000,000         9,934,750
Student Loan Marketing Association
    1/13/1999~                                       5.36         5,000,000         5,000,000
                                                                                 ------------
TOTAL US GOVERNMENT AGENCY
    OBLIGATIONS (Cost $59,381,733)                                                 59,381,733
                                                                                 ------------
Repurchase Agreements 22.49%
Repurchase Agreement with State
    Street Bank & Trust Co dated 11/29/1996
    due 12/2/1996 at 5.250%, repurchased
    at $17,240,539 (Collateralized by US
    Treasury Notes due 5/31/1998 at 6.000%,
    value $17,588,023)
    (Cost $17,233,000)                                           17,233,000        17,233,000
                                                                                 ------------
TOTAL INVESTMENT SECURITIES
    AT VALUE 100.00%
    (Cost $76,614,733#)                                                            76,614,733
                                                                                 ============

The following abbreviations may be used in portfolio descriptions:
A/FR*                      Adjustable/Fixed Rate
ACES*                      Adjustable Convertible Extendable
                           Securities
AR*                        Adjustable Rate
ARD*                       Adjustable Rate Demand
ATS*                       Adjustable Tender Securities
BAN                        Bond Anticipation Notes
DATES*                     Daily Adjustable Tax-Exempt
                           Securities
FDR*                       Flexible Demand Revenue
F/FR*                      Floating/Fixed Rate
FR                         Fixed Rate
FRD*                       Floating Rate Demand
GAN                        Grant Anticipation Notes
IDR                        Industrial Development Revenue
MAVRIC*                    Multi-Mode and Variable Rate
                           Investment Certificates
PCR                        Pollution Control Revenue
RAC                        Revenue Anticipation Certificates
RAN                        Revenue Anticipation Notes
TAN                        Tax Anticipation Notes
TEAMS*                     Tax-Exempt Adjustable Mode Securities
TECP                       Tax-Exempt Commercial Paper
TRAN                       Tax & Revenue Anticipation Notes
UPDATES*                   Unit Priced Demand Tax-Exempt Securities

V/FRD*                     Variable/Fixed Rate Demand
VR*                        Variable Rate
VRD*                       Variable Rate Demand

* Rate is subject to change. Rate shown reflects current rate.

~ All securities with a maturity date greater than one year have either a variable rate, demand feature, optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.

# Also represents cost for income tax purposes.

See Notes to Financial Statements

INVESCO Money Market Funds, Inc.
Statement of Assets and Liabilities
November 30, 1996
UNAUDITED

                                                Cash             Tax-Free       U.S. Government
                                              Reserves             Money             Money
                                                Fund               Fund              Fund
                                             --------------------------------------------------

ASSETS
Investment Securities:
   At Cost~                                  $660,353,144       $54,807,877       $76,614,733
                                             ==================================================
   At Value~                                  660,353,144        54,807,877        76,614,733
Cash                                                    0           217,458            22,706
Receivables:
   Fund Shares Sold                             4,093,008           533,133           318,108
   Interest                                     1,048,563           447,888           864,045
Prepaid Expenses and
   Other Assets                                   368,345           103,636           126,426
                                             --------------------------------------------------
TOTAL ASSETS                                  665,863,060        56,109,992        77,946,018
                                             --------------------------------------------------
LIABILITIES
Payables:
   Custodian                                      174,579                 0                 0
   Distributions to Shareholders                   28,037             5,630             5,513
   Fund Shares Repurchased                     18,941,825           635,294         5,282,886
Accrued Expenses and Other
   Payables                                        64,622             5,926             6,378
                                             --------------------------------------------------
TOTAL LIABILITIES                              19,209,063           646,850         5,294,777
                                             --------------------------------------------------
Net Assets at Value*                          646,653,997        55,463,142        72,651,241
                                             ==================================================
Shares Outstanding                            646,653,997        55,463,142        72,651,241
Net Asset Value,
   Offering and Redemption
   Price per Share                                   1.00              1.00              1.00
                                             ==================================================

~ Investment securities at cost and value at November 30, 1996 include a repurchase agreement of $17,233,000 for U.S. Government Money Fund.

* The Fund has ten billion authorized shares of common stock, par value of $0.01 per share. Of such shares, five billion, one billion and one billion have been allocated to Cash Reserves, Tax-Free Money and U.S. Government Money Funds, respectively. Each Fund's paid-in capital was $646,653,997, $55,463,142 and $72,651,241, respectively.

See Notes to Financial Statements

INVESCO Money Market Funds, Inc.
Statement of Operations
Six Months Ended November 30, 1996
UNAUDITED

                                                  Cash            Tax-Free      U.S. Government
                                                Reserves            Money            Money
                                                  Fund              Fund             Fund
                                              -------------------------------------------------

INVESTMENT INCOME
INTEREST INCOME                               $19,443,654        $1,042,612        $2,317,525
                                              -------------------------------------------------
EXPENSES
Investment Advisory Fees                        1,474,038           145,850           216,069
Transfer Agent Fees                             1,512,763            91,448           173,350
Administrative Fees                                58,620             9,402            11,509
Custodian Fees and Expenses                        74,131             7,784            10,861
Directors' Fees and Expenses                       23,155             5,288             6,069
Professional Fees and Expenses                     19,758            10,776             7,268
Registration Fees and Expenses                     60,824            15,014            21,983
Reports to Shareholders                            92,494             7,913             9,040
Other Expenses                                      8,536             2,891             1,289
                                              -------------------------------------------------
   TOTAL EXPENSES                               3,324,319           296,366           457,438
   Fees and Expenses Absorbed
   by Investment Adviser                        (264,488)          (73,705)          (85,194)
   Fees and Expenses Paid
   Indirectly                                    (26,006)           (3,992)           (5,347)
                                              -------------------------------------------------
   NET EXPENSES                                 3,033,825           218,669           366,897
                                              -------------------------------------------------
Net Investment Income and
   Net Increase in Net Assets
   from Operations                             16,409,829           823,943         1,950,628
                                              =================================================

See Notes to Financial Statements

INVESCO Money Market Funds, Inc.
Statement of Changes in Net Assets

                                          Cash Reserves Fund           Tax-Free Money Fund       U.S. Government Money Fund
                                     ---------------------------   --------------------------    --------------------------
                                      Six Months          Year     Six Months          Year      Six Months           Year
                                        Ended            Ended       Ended            Ended        Ended             Ended
                                     November 30         May 31    November 30        May 31     November 30         May 31
                                     ---------------------------   --------------------------    --------------------------
                                         1996             1996         1996            1996          1996             1996
                                      UNAUDITED                     UNAUDITED                              UNAUDITED

OPERATIONS AND DISTRIBUTIONS
   TO SHAREHOLDERS
Net Investment Income Earned
   and Distributed to
   Shareholders                   $   16,409,829 $   31,339,796   $    823,943  $   1,727,957   $  1,950,628  $   3,603,896
                                 ==============================  ============================  ============================
FUND SHARE TRANSACTIONS
Proceeds from Sales of
   Shares                         $2,415,879,314 $3,616,602,090   $118,145,284  $ 184,575,224   $480,172,123  $ 479,278,785
Reinvestment of
   Distributions                      14,940,705     28,770,174        757,943      1,603,520      1,711,964      3,206,104
                                 ------------------------------  ----------------------------  ----------------------------
                                  $2,430,820,019 $3,645,372,264    118,903,227    186,178,744    481,884,087    482,484,889
Amounts Paid for
   Repurchases of Shares         (2,371,443,046)(3,702,436,013)  (115,088,664)  (193,309,799)  (488,624,375)  (463,936,348)
                                 ------------------------------  ----------------------------  ----------------------------
NET INCREASE (DECREASE) IN
   NET ASSETS FROM FUND
   SHARE TRANSACTIONS                 59,376,973   (57,063,749)      3,814,563    (7,131,055)    (6,740,288)     18,548,541
NET ASSETS
Beginning of Period                  587,277,024    644,340,773     51,648,579     58,779,634     79,391,529     60,842,988
                                 ------------------------------  ----------------------------  ----------------------------
End of Period                     $  646,653,997 $  587,277,024   $ 55,463,142  $  51,648,579   $ 72,651,241  $  79,391,529
                                 ==============================  ============================  ============================

                    --------------------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                        2,415,879,314  3,616,602,090    118,145,284    184,575,224    480,172,123    479,278,785
Shares Issued from
   Reinvestment of
   Distributions                      14,940,705     28,770,174        757,943      1,603,520      1,711,964      3,206,104
                                 ------------------------------  ----------------------------  ----------------------------
                                   2,430,820,019  3,645,372,264    118,903,227    186,178,744    481,884,087    482,484,889
Shares Repurchased               (2,371,443,046)(3,702,436,013)  (115,088,664)  (193,309,799)  (488,624,375)  (463,936,348)
                                 ------------------------------  ----------------------------  ----------------------------
Net Increase (Decrease)
   in Fund Shares                     59,376,973   (57,063,749)      3,814,563    (7,131,055)    (6,740,288)     18,548,541
                                 ==============================  ============================  ============================

See Notes to Financial Statements

INVESCO Money Market Funds, Inc.
Notes to Financial Statements
UNAUDITED
NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Money Market Funds, Inc. (the "Fund"), was incorporated in Maryland and presently consists of three separate Funds: Cash Reserves Fund, Tax-Free Money Fund and U.S. Government Money Fund. The investment objectives of the Funds are: to seek as high a level of current income for Cash Reserves Fund; to seek as high a level of current income exempt from federal income taxation for Tax Free Money Fund; and to seek current income by investing only in debt obligations issued or guaranteed by the U.S. Government or its agencies for the U.S. Government Money Fund. The Fund is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.
    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
A. SECURITY VALUATION - Securities held by the Fund are valued at their market value determined by the amortized cost method of valuation. If management believes that such valuation does not reflect the securities' fair value, these securities are valued at fair value as determined in good faith by the Fund's board of directors.
B. REPURCHASE AGREEMENTS - Repurchase agreements held by the Fund are fully collateralized by U.S. Government securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest.
C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date. Interest income, which may be comprised of stated coupon rate, market discount and original issue discount, is recorded on the accrual basis. The Fund amortizes discounts and premiums paid on purchases of securities to the earliest put or call date. Cost is determined on the specific identification basis.
D. FEDERAL AND STATE TAXES - The Fund has complied and continues to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.
E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - All of the Fund's net investment income is distributed to shareholders by dividends declared daily and paid monthly. Reinvestment of income dividends is effected at the month-end net asset value.
F. EXPENSES - Each of the Funds bears expenses incurred specifically on its behalf and, in addition, each Fund bears a portion of general expenses, based on the relative net assets of each Fund.
      Under an agreement between each Fund and the Fund's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee for each Fund is based on the annual rate of 0.50% on the first $300 million of average net assets; reduced to 0.40% on the next $200 million of average net assets; and 0.30% on average net assets in excess of $500 million.
      In accordance with a Sub-Advisory Agreement between IFG and INVESCO Trust Company ("ITC"), a wholly owned subsidiary of IFG, investment decisions of each Fund are made by ITC. Fees for such sub-advisory services are paid by IFG.
      In accordance with an Administrative Agreement, each Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.015% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.
      IFG receives a transfer agent fee at an annual rate of $27.00 per shareholder account, or per participant in an omnibus account. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month.
      IFG has voluntarily agreed, in some instances, to absorb certain fees and expenses incurred by the Cash Reserves and U.S. Government Money Funds. IFG and ITC have voluntarily agreed, in some instances, to absorb certain fees and expenses incurred by Tax-Free Money Fund.
NOTE 3 -- TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG or ITC.
      The Fund has adopted an unfunded deferred compensation plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan were based on an annual rate equal to 25% of the retainer fee at the time of retirement. As of July 1, 1996, benefits are based on an annual rate of 40% of the retainer fee at the time of retirement.
      Pension expenses for the six months ended November 30, 1996, included in Directors' Fees and Expenses in the Statement of Operations, and unfunded accrued pension costs and pension liability included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities were as follows:

                                                 Unfunded
                                  Pension         Accrued            Pension
Fund                              Expenses     Pension Costs        Liability
-----------------------------------------------------------------------------
Cash Reserves Fund                 $5,594         $29,095            $55,083
Tax-Free Money Fund                   494           2,909              5,491
U.S. Government Money Fund            678           3,001              5,719

INVESCO Money Market Funds, Inc.
Financial Highlights
 (For a Fund Share Outstanding Throughout Each Period)

                                         Six Months                                          Period
                                              Ended                                           Ended          Year Ended
                                        November 30              Year Ended May 31           May 31          January 31
                                        -----------   ---------------------------------  ----------     -------------------
                                               1996        1996        1995        1994      1993>>        1993        1992
                                          UNAUDITED
Cash Reserves Fund

PER SHARE DATA
Net Asset Value -
   Beginning of Period                        $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                                          ---------   ---------------------------------  ----------     -------------------
INCOME AND DISTRIBUTIONS
   FROM INVESTMENT OPERATIONS
Net Investment Income Earned
   and Distributed to
   Shareholders                                0.02        0.05        0.05        0.03        0.01        0.03        0.05
                                          ---------   ---------------------------------  ----------     -------------------
Net Asset Value -
   End of Period                               1.00        1.00        1.00        1.00        1.00        1.00        1.00
                                          =========   =================================  ==========     ===================

TOTAL RETURN                                 2.31%*       5.01%       4.76%       2.58%      0.75%*       3.00%       5.35%

RATIOS
Net Assets -
   End of Period
   ($000 Omitted)                           646,654     587,277     644,341     747,551     490,932     506,337     557,708
Ratio of Expenses to
   Average Net Assets#                      0.43%*@      0.87%@       0.75%       0.81%      0.98%~       0.80%       0.83%
Ratio of Net Investment Income
   to Average Net Assets#                    2.31%*       4.86%       4.65%       2.61%      2.26%~       2.98%       5.17%

>> From February 1, 1993 to May 31, 1993, the Fund's current fiscal year-end.

*  Based  on  operations  for  the  period  shown  and,  accordingly,   are  not
   representative of a full year.

# Various expenses of the Fund were voluntarily absorbed by IFG for the six months ended November 30, 1996 and the years ended May 31, 1996 and 1995. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.47% (not annualized), 0.92% and 0.85%, respectively, and ratio of net investment income to average net assets would have been 2.27% (not annualized), 4.81% and 4.55%, respectively.

@ Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

~ Annualized

INVESCO Money Market Funds, Inc.
Financial Highlights (Continued)
 (For a Fund Share Outstanding Throughout Each Period)

                                         Six Months                                          Period
                                              Ended                                           Ended              Year Ended
                                        November 30             Year Ended May 31            May 31                April 30
                                      -------------     -------------------------------   ---------     -------------------
                                               1996        1996        1995        1994      1993>>        1993        1992
                                          UNAUDITED
Tax-Free Money Fund

PER SHARE DATA
Net Asset Value -
   Beginning of Period                        $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                                      -------------     -------------------------------   ---------     -------------------
INCOME AND DISTRIBUTIONS FROM
   INVESTMENT OPERATIONS
Net Investment Income Earned
   and Distributed to
   Shareholders                                0.01        0.03        0.03        0.02       0.00+        0.02       $0.03
                                      -------------     -------------------------------   ---------     -------------------
Net Asset Value -
    End of Period                              1.00        1.00        1.00        1.00        1.00        1.00        1.00
                                      =============     ===============================   =========     ===================

TOTAL RETURN                                 1.42%*       3.08%       2.86%       1.84%      0.16%*       2.16%       3.42%

RATIOS
Net Assets -
   End of Period
   ($000 Omitted)                            55,463      51,649      58,780      84,521      63,498      65,167      60,413
Ratio of Expenses to
   Average Net Assets#                      0.39%*@      0.77%@       0.75%       0.75%      0.75%~       0.75%       0.78%
Ratio of Net Investment Income
   to Average Net Assets#                    1.42%*       3.03%       2.77%       1.83%      2.03%~       2.13%       3.30%

>> From May 1, 1993 to May 31, 1993, the Fund's current fiscal year-end.

+ Net Investment Income Earned and Distributed to Shareholders for the period ending May 31, 1993 aggregated less than $0.01 on a per share basis.

*  Based  on  operations  for  the  period  shown  and,  accordingly,   are  not
   representative of a full year.

# Various expenses of the Fund were voluntarily absorbed by IFG and ITC for the six months ended November 30, 1996, the years ended May 31, 1996, 1995 and 1994, the period ended May 31, 1993, and the years ended April 30, 1993 and 1992. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.52% (not annualized), 1.05%, 1.00%, 1.00%, 1.19%, 1.02% and 0.99%, respectively, and ratio of net investment income to average net assets would have been 1.29% (not annualized), 2.75%, 2.52%, 1.58%, 1.59%, 1.86% and 3.09%, respectively.

@ Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

~ Annualized

INVESCO Money Market Funds, Inc.
Financial Highlights (Continued)
(For a Fund Share Outstanding Throughout Each Period)

                                         Six Months                                        Period       Year         Year
                                           Ended                                           Ended       Ended        Ended
                                        November 30           Year Ended May 31            May 31    December 31  December 31
                                       ------------   --------------------------------    --------  ------------  -----------
                                           1996           1996        1995        1994      1993>>        1992       1991^
                                         UNAUDITED

U.S. Government Money Fund

PER SHARE DATA
Net Asset Value -
   Beginning of Period                        $1.00      $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                                       ------------  ---------------------------------    --------  ------------------------
INCOME AND DISTRIBUTIONS FROM
   INVESTMENT OPERATIONS
Net Investment Income Earned and
   Distributed to Shareholders                 0.02       0.05        0.05        0.03        0.01        0.03        0.03
                                       ------------  ---------------------------------    --------  ------------------------
Net Asset Value -
   End of Period                               1.00       1.00        1.00        1.00        1.00        1.00        1.00
                                       ============  =================================    ========  ========================

TOTAL RETURN                                 2.25%*      4.90%       4.66%       2.56%      0.93%*       2.97%      3.23%*

RATIOS
Net Assets -
   End of Period
   ($000 Omitted)                            72,651     79,392      60,843      73,912      34,519      30,282       7,203
Ratio of Expenses to
   Average Net Assets#                      0.43%*@     0.87%@       0.75%       0.75%      0.75%~       0.75%      0.74%~
Ratio of Net Investment Income
   to Average Net Assets#                    2.27%*      4.78%       4.55%       2.60%      2.27%~       2.82%      4.54%~

>> From January 1, 1993 to May 31, 1993, the Fund's current fiscal year-end.

^  From April 26, 1991, commencement of operations, to December 31, 1991.

*  Based  on  operations  for  the  period  shown  and,  accordingly,   are  not
   representative of a full year.

# Various expenses of the Fund were voluntarily absorbed by IFG for the six months ended November 30, 1996, the years ended May 31, 1996, 1995 and 1994, the period ended May 31, 1993, the year ended December 31, 1992 and the period ended December 31, 1991. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.53% (not annualized), 1.05%, 1.10%, 1.00%, 1.18%, 1.08% and 1.93%, respectively, and ratio of net investment income to average net assets would have been 2.17% (not annualized), 4.59%, 4.20%, 2.35%, 1.84%, 2.49% and 3.35%, respectively.

@ Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

~  Annualized

Introducing INVESCO's netPAL for Account Information

INVESCO now offers secure access to your account information from your own computer at your convenience.

  -   Account Balance
  -   Latest Transactions
  -   Latest Distributions

1.     Go to the INVESCO Funds' web site at http://www.invesco.com.

2.     Select netPAL on the navigation bar.

3.     Click on INVESCO Account Information.

4. Key in your account number and password. (Your password is identical to the four digit personal identification number code you use for the PAL(R) Personal Account Line, INVESCO's automated telephone information system.)

5. Click on "Submit." Your current account summary will then be displayed automatically.

Questions and Answers About INVESCO Internet Account Information

What is my password?

Your password is initially set as the last four digits of your Social Security number. If you have not done so previously, we encourage you to change this code to something you find easy to remember -- just call PAL (R) toll-free at 1-800-424-8085, and choose menu option #3. Changing the password on PAL (R) automatically changes your netPAL password, too.

When can I get my account summary?

As an online user, you know that the Internet is one of the most convenient ways to get information: The World Wide Web is open 24 hours a day, 365 days a year. Whenever you request information from the INVESCO web site, your account summary will be up-to-date as of the last 4 p.m. (Eastern Time) market close.

Do I need special software?

No. INVESCO's web site can accessed through any standard Internet browser, and works with both IBM-compatible computers and Macs. If you're online, you should be able to access and print out a copy of your INVESCO account summary.

Can anyone access my account information?

Because the system is password-protected, you are the only person who can retrieve information about your account via the Internet. Your privacy is ensured.

Are INVESCO's computer systems secure?

INVESCO is taking advantage of the most advanced security measures available to protect our data -- and your privacy. INVESCO's netPAL operates on a separate system to prevent outsiders from tampering with our databases.

                                FAMILY OF FUNDS

                                                                       Newspaper
Fund Name                          Fund Code       Ticker Symbol    Abbreviation
--------------------------------------------------------------------------------
International
International Growth                  49               FSIGX            IntlGr
Asian Growth                          41               IVAGX            AsianGr
European                              56               FEURX             Europ
European Small Company                37               IVECX           EuroSmCo
Latin American Growth                 34               IVSLX           LatinAmGr
Pacific Basin                         54               FPBSX             PcBas
--------------------------------------------------------------------------------
Sector
Energy                                50               FSTEX             Enrgy
Environmental Services                59               FSEVX            Envirn
Financial Services                    57               FSFSX            FinSvc
Gold                                  51               FGLDX             Gold
Health Sciences                       52               FHLSX            HlthSc
Leisure                               53               FLISX            Leisur
Realty                                42                 *                 *
Technology                            55               FTCHX             Tech
Utilities                             58               FSTUX             Util
Worldwide Capital Goods               38               ISWGX            WldCap
Worldwide Communications              39               ISWCX            WldCom
--------------------------------------------------------------------------------
Capital Appreciation
Growth                                10               FLRFX             Grwth
Dynamics                              20               FIDYX             Dynm
Small Company                         74               IDSCX            DivSmCo
Emerging Growth                       60               FIEGX            Emgrth
--------------------------------------------------------------------------------
Growth & Income
Industrial Income                     15               FIIIX            IndInc
Value Equity                          46               FSEQX             ValEq
Multi-Asset Allocation                70               IMAAX           MulAstAl
Balanced                              71               IMABX              Bal
Total Return                          48               FSFLX            TotRtn
--------------------------------------------------------------------------------
Bond
Short-Term Bond                       33               INIBX            ShTrBd
Intermediate Government Bond          47               FIGBX            IntGov
U.S. Government Securities            32               FBDGX             USGvt
Select Income                         30               FBDSX            SelInc
High Yield                            31               FHYPX             HiYld

Tax-Exempt
Tax-Free Intermediate Bond            36                 *                 *
Tax-Free Long-Term Bond               35               FTIFX             TxFre
--------------------------------------------------------------------------------
Money Market
U.S. Government Money Fund            44               FUGXX           InvGvtMF
Cash Reserves                         25               FDSXX           InvCshR
Tax-Free Money Fund                   40               FFRXX          InvTaxFree

* This fund does not meet size requirements to be assigned a ticker symbol or appear in newspaper listings.

For more information about any of the INVESCO Funds, including management fees and expenses, please call us at 1-800-525-8085 for a prospectus. Read it carefully before you invest or send money.

INVESCO FUNDS

We're easy to stay in touch with:
Investor Services Representatives,
1-800-525-8085
PAL(R), your Personal Account Line,
1-800-424-8085

On the World Wide Web:
http://www.invesco.com

Denver Investor Centers:
Cherry Creek, 155-B Fillmore Street;
Denver Tech Center, 7800 E. Union Avenue,
Lobby Level

INVESCO Funds Group, Inc., (SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus.